Brown Advisory Flexible Equity Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.5%
Communication Services - 10.9%
5,631	Alphabet, Inc. - Class A*	8,252,794
11,717	Alphabet, Inc. - Class C*	17,219,303
96,970	Facebook, Inc.*	25,396,443
61,691	Walt Disney Co.	7,654,619
		58,523,159
Consumer Discretionary - 18.2%
62,630	Alibaba Group Holding, Ltd. ADR*	18,411,968
3,669	Amazon.com, Inc.*	11,552,690
7,944	Booking Holdings, Inc.*	13,589,642
40,508	Bright Horizons Family Solutions, Inc.*	6,158,836
174,470	CarMax, Inc.*	16,035,538
54,924	Dollar Tree, Inc.*	5,016,758
138,605	Lowe's Companies, Inc.	22,989,025
72,134	TJX Companies, Inc.	4,014,257
		97,768,714
Consumer Staples - 4.9%
217,911	Conagra Brands, Inc.	7,781,602
237,786	Hain Celestial Group, Inc.*	8,156,060
412,732	Nomad Foods, Ltd.*	10,516,411
		26,454,073
Energy - 1.9%
552,274	Kinder Morgan, Inc.	6,809,538
278,951	Suncor Energy, Inc.	3,411,571
		10,221,109
Financials - 12.6%
85,639	Ameriprise Financial, Inc.	13,197,826
479,421	Bank of America Corp.	11,549,252
87,719	Berkshire Hathaway, Inc.*	18,678,884
88,874	Blackstone Group, Inc.	4,639,223
116,195	JPMorgan Chase & Co.	11,186,092
249,805	KKR & Co., Inc.	8,578,304
		67,829,581
Health Care - 9.8%
57,394	Agilent Technologies, Inc.	5,793,350
32,015	Anthem, Inc.	8,598,909
203,640	Edwards Lifesciences Corp.*	16,254,545
65,302	Merck & Co., Inc.	5,416,801
53,479	UnitedHealth Group, Inc.	16,673,148
		52,736,753
Industrials - 6.9%
60,954	Canadian National Railway Co.	6,489,163
225,068	Carrier Global Corp.	6,873,577
28,852	General Dynamics Corp.	3,993,982
58,306	Otis Worldwide Corp.	3,639,461
130,018	Stericycle, Inc.*	8,198,935
44,264	United Rentals, Inc.*	7,724,068
		36,919,186
Information Technology - 29.3%
43,780	Accenture PLC	9,893,842
61,344	Analog Devices, Inc.	7,161,299
181,967	Apple, Inc.	21,073,598
21,955	Intuit, Inc.	7,161,941
88,773	MasterCard, Inc.	30,020,365
142,065	Microsoft Corp.	29,880,531
72,466	PayPal Holdings, Inc.*	14,277,976
104,207	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,448,062
149,460	Visa, Inc.	29,887,516
		157,805,130
Total Common Stocks (Cost $235,875,216)		508,257,705

Real Estate Investment Trusts - 2.9%
35,554	Crown Castle International Corp.	5,919,741
30,556	SBA Communications Corp.	9,731,475
Total Real Estate Investment Trusts (Cost $7,193,533)		15,651,216

Short-Term Investments - 2.7%
Money Market Funds - 2.7%
14,320,037	First American Government Obligations Fund - Class Z, 0.05%#	14,320,037
Total Short-Term Investments (Cost $14,320,037)		14,320,037
Total Investments - 100.1% (Cost $257,388,786)		538,228,958
Liabilities in Excess of Other Assets - (0.1)%		(328,272)
NET ASSETS - 100.0%		$537,900,686

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.